Related Party Transactions - Schedule of Amounts Due to Related Parties, Included in Trade Payables and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Amounts due to related party	$ 13	$ 1
Directors and Officers [Member]
Disclosure of transactions between related parties [line items]
Amounts due to related party	$ 13	$ 1